Programming Content (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Summary of Company's Investments in Films and Television Programs
The predominant monetization strategy for all of the Company’s investments in films and television programs is on an individual film basis. Total investment in films and television programs is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Investment in Films and Television Programs (1)(2) :
Released, net of accumulated amortization	$992.2	$779.9
Completed and not released	225.4	289.8
In progress	644.4	649.1
In development	67.0	67.9

Investment in films and television programs, net	$1,929.0	$1,786.7

(1)	At March 31, 2024, the unamortized balance related to completed and not released and in progress theatrical films was $532.5 million.
(2)
Production tax credits reduced total investment in films and television programs by $112.2 million and $181.2 million during the years ended March 31, 2024 and 2023, respectively, which resulted in a reduction of direct operating expense related to the amortization of investment in films and television programs cost of approximately $70.6 million and $84.3 million for the years ended March 31, 2024 and 2023, respectively.

Summary of Impairment in Investment in Films and Television Programs
Impairments.
Investment in films and television programs includes write-downs to fair value, which are included in direct operating expense on the combined statements of operations, and represented the following amounts by segment for the years ended March 31, 2024, 2023 and 2022:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Impairments by segment:
Included in direct operating expense (1) :
Motion Picture	$34.6	$6.2	$1.2
Television Production	8.4	4.6	34.9
Impairments not included in segment operating results (2)	12.8	—	—

	$55.8	$10.8	$36.1

(1)	Impairments included in direct operating expense are included in the amortization expense amounts disclosed above.
(2)
Amounts in fiscal 2024 represent development costs written off in connection with changes in strategy in the Television Production segment as a result of the acquisition of eOne which are included in restructuring and other.

Starz Business of Lions Gate Entertainment Corp
Summary of Company's Investments in Films and Television Programs
The predominant monetization strategy for all of the Starz Business’s programming content (which includes licensed program rights and owned and produced films and television programs) is as a group. Total programming content is as follows:

	December 31, 2024	March 31, 2024
	(Amounts in millions)
Licensed program rights, net of accumulated amortization	$1,069.7	$919.4

Owned and produced films and television programs:
Released, net of accumulated amortization	11.7	15.6
Completed and not released	1.4	—
In progress	—	5.0
In development	3.6	2.9

	16.7	23.5

Programming content, net	$1,086.4	$942.9

The predominant monetization strategy for all of the Starz Business’s programming content (which includes licensed program rights and owned and produced films and television programs) is as a group. Total programming content is as follows:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
Licensed program rights, net of accumulated amortization	$919.4	$840.7

Owned and produced films and television programs:
Released, net of accumulated amortization	15.6	67.0
Completed and not released	—	122.7
In progress	5.0	—
In development	2.9	4.1

	23.5	193.8

Programming content, net	$942.9	$1,034.5

Summary of tabular form of amortization of programming content
Amortization of programming content is as follows and was included in direct operating expense in the unaudited condensed combined statements of operations:

	Nine Months Ended December 31,
	2024	2023
	(Amounts in millions)
Amortization expense:
Licensed program rights	$504.3	$392.5
Owned and produced films and television programs	16.1	80.0

	$520.4	$472.5

Amortization of programming content is as follows and was included in direct operating expense in the combined statement of operations:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Amortization expense:
Licensed program rights	$544.5	$596.0	$536.8
Owned and produced films and television programs	82.0	49.0	56.2

	$626.5	$645.0	$593.0

Summary of tabular form of estimated future amortization expense for film programs
The table below summarizes estimated future amortization expense for the Starz Business’s programming content as of March 31, 2024:

	Year Ending March 31,
	2025	2026	2027
	(Amounts in millions)
Estimated future amortization expense:
Licensed program rights	$475.1	$161.2	$108.8
Released owned and produced films and television programs	5.0	3.9	4.3